UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number: _______
   This Amendment (Check only one.):	[  ] is a restatement.
					[ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully?s Trail
	   Pittsford, New York_14534
	Form 13F File Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680
Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534			08/05/05
		  [Signature]			 	[City, State]			  [Date]

Report Type ( Check only one.):

[ x ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]





FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   169

Form 13F Information Table Value Total:  624,331
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	13F File Number		Name

       NONE

       [Repeat as necessary.]





























                                          Form 13F Information Table








Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8








Name of Issuer
Title Of Class
Cusip
Value
Shares Or
Investment
Other
Voting



(x$1000)
Prn Amt
Discretion
Managers
Authority
ACM MUNICIPAL SECURITIES INCOME FUND
Common Stock
OOO942102
275
25,400
Sole
N/A
Sole
BLACKROCK INSD MUNI 2008 TR
Common Stock
O9247K109
7,478
463,943
Sole
N/A
Sole
BLACKROCK MUNI TARGET TRUST
Common Stock
O9247M105
5,793
569,660
Sole
N/A
Sole
BLACKROCK NEW YORK INSD 2008
Common Stock
O9247L107
20,559
1,297,110
Sole
N/A
Sole
DREYFUS STRATEGIC MUNICIPALS
Common Stock
261932107
2,661
301,100
Sole
N/A
Sole
INSURED MUNI INCOME FUND(NAME CHANGE 8/95)
Common Stock
45809F104
4,216
319,430
Sole
N/A
Sole
INVESTMENT GRADE MUNI INC FD(NAME CHG 8/95
Common Stock
461368102
4,468
324,995
Sole
N/A
Sole
MANAGED MUNICIPALS PORTFOLIO INC
Common Stock
561662107
1,193
111,250
Sole
N/A
Sole
MBIA CAP/CLAYMORE MGD DUR INV GRADE MUNI
Common Stock
55266X100
3,625
278,700
Sole
N/A
Sole
MORGAN STANLEY DEAN WITTER INSD MUN INC TR
Common Stock
61745P791
6,757
472,550
Sole
N/A
Sole
MORGAN STANLEY DEAN WITTER MUN PREM INCOME
Common Stock
61745P429
1,178
128,075
Sole
N/A
Sole
MORGAN STANLEY DEAN WITTER QUAL MUN SECS
Common Stock
61745P585
4,407
306,895
Sole
N/A
Sole
MORGAN STANLEY DEAN WITTR NY QUAL MUN SECS
Common Stock
61745P528
3,312
239,180
Sole
N/A
Sole
MORGAN STANLEY INSURED MUNICIPAL TRUST
Common Stock
61745P866
3,635
260,770
Sole
N/A
Sole
MORGAN STANLEY QUALITY MUNICIPAL INVESTMT
Common Stock
61745P668
2,650
189,865
Sole
N/A
Sole
MSDW INSURED MUNICIPAL BOND
Common Stock
61745P817
3,011
210,590
Sole
N/A
Sole
MSDW QUALITY MUNICIPAL INCOME
Common Stock
61745P734
3,037
217,435
Sole
N/A
Sole
MUNICIPAL ADVANTAGE FUND INC.
Common Stock
626189104
2,206
170,810
Sole
N/A
Sole
MUNIHOLDINGS INSURED FUND II
Common Stock
62625A102
2,140
156,045
Sole
N/A
Sole
MUNIYIELD NY INSURED FUND
Common Stock
626301105
3,594
264,490
Sole
N/A
Sole
NEUBERGER BERMAN INTERMEDIATE MUNI FUND
Common Stock
64124P101
1,998
142,975
Sole
N/A
Sole
NEUBERGER BERMAN NY INTMD MU
Common Stock
64124k102
344
25,400
Sole
N/A
Sole
NUVEEN INS NY T/F ADV MUNI
Common Stock
670656107
1,372
98,200
Sole
N/A
Sole
NUVEEN PERFORMANCE PLUS MUNICIPAL FUND
Common Stock
67062P108
466
31,150
Sole
N/A
Sole
NUVEEN PREMIER MUNI INC FD
Common Stock
670988104
1,871
131,700
Sole
N/A
Sole
NUVEEN PREMIUM INC MUNI FD 4
Common Stock
6706K4105
1,206
95,600
Sole
N/A
Sole
NUVEEN PREMIUM INC MUNI II
Common Stock
67063W102
428
29,000
Sole
N/A
Sole
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
Common Stock
67063C106
1,601
118,200
Sole
N/A
Sole
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
Common Stock
67063X100
2,673
200,255
Sole
N/A
Sole
PIONEER TAX ADV BALANCE FUND
Common Stock
72388R101
1,420
105,540
Sole
N/A
Sole
PUTNAM HIGH YIELD MUNICIPAL TRUST
Common Stock
746781103
476
66,750
Sole
N/A
Sole
PUTNAM INVESTMENT GRADE MUNICIPAL TRUST
Common Stock
746805100
2,531
261,000
Sole
N/A
Sole
PUTNAM MUNICIPAL BOND FUND, INC.
Common Stock
74683V100
1,197
93,950
Sole
N/A
Sole
PUTNAM MUNICIPAL OPPORTUNITIES TRUST
Common Stock
746922103
2,296
190,900
Sole
N/A
Sole
PUTNAM NY INVESTMENT GRADE MUNICIPAL TRUST
Common Stock
746921105
1,733
142,540
Sole
N/A
Sole
PUTNAM TAX-FREE HEALTH CARE FUND
Common Stock
746920107
717
57,990
Sole
N/A
Sole
SALOMON BROTHERS MUNI PARTNRS II
Common Stock
794918102
5,302
389,925
Sole
N/A
Sole
SALOMON BROTHERS MUNI PTR FD
Common Stock
794916106
5,233
375,990
Sole
N/A
Sole
SELIGMAN QUALITY MUNICIPAL FUND
Common Stock
816343107
4,201
342,150
Sole
N/A
Sole
SELIGMAN SELECT MUNICIPAL FUND
Common Stock
816344105
1,230
119,087
Sole
N/A
Sole
TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
Common Stock
87280R108
941
68,500
Sole
N/A
Sole
VAN KAMPEN AM CAP MUNI INCOME
Common Stock
920909108
6,914
759,810
Sole
N/A
Sole
VAN KAMPEN AMCAP IN FL COM
Common Stock
920932100
1,296
85,400
Sole
N/A
Sole
VAN KAMPEN AMCAP NY QL COM
Common Stock
920922101
1,407
94,235
Sole
N/A
Sole
VAN KAMPEN AMCAP VALUE MUNI
Common Stock
921132106
1,935
140,350
Sole
N/A
Sole
VAN KAMPEN AMER CAP ADV MUN
Common Stock
921124103
1,559
104,250
Sole
N/A
Sole
VAN KAMPEN AMER CAP INSD MUN
Common Stock
920928108
381
25,750
Sole
N/A
Sole
VAN KAMPEN AMER CAP MUNI TRUST
Common Stock
920919107
6,958
479,895
Sole
N/A
Sole
VAN KAMPEN AMER TR FOR INV GRADE
Common Stock
920929106
2,987
198,760
Sole
N/A
Sole
VAN KAMPEN INVESTMENT GRADE MUNI TRUST
Common Stock
920915105
4,134
456,800
Sole
N/A
Sole
VAN KAMPEN MERRITT FLA COM
Common Stock
920921103
993
66,050
Sole
N/A
Sole
VAN KAMPEN MUNI OPPORTUNITY TRUST
Common Stock
920935103
1,043
70,050
Sole
N/A
Sole
VAN KAMPEN SLECT SECTOR MUNICIPAL TRUST
Common Stock
92112M103
1,618
127,450
Sole
N/A
Sole
VAN KAMPEN STRAT SECTOR MUNIC
Common Stock
920943107
2,031
157,730
Sole
N/A
Sole
BLACKROCK ADVANTAGE TERM TRUST
Common Stock
O9247A101
13,089
1,275,780
Sole
N/A
Sole
EATON VANCE SENIOR INCOME TRUST
Common Stock
27826S103
443
55,150
Sole
N/A
Sole
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY
Common Stock
448918102
21,322
2,177,965
Sole
N/A
Sole
ISHARES TR 1-3 YR TRS BD
Common Stock
464287457
1,285
15,818
Sole
N/A
Sole
1838 BOND-DEBENTURE TRADING FUND
Common Stock
282520105
315
16,600
Sole
N/A
Sole
ACM GOVERNMENT OPPORTUNITY FUND, INC.
Common Stock
OOO918102
1,048
132,400
Sole
N/A
Sole
ACM MANAGED INCOME FUND
Common Stock
OOO919100
3,312
900,000
Sole
N/A
Sole
ALLMERICA SECURITIES TRUST
Common Stock
O19921105
3,809
408,325
Sole
N/A
Sole
AMERICAN INCOME FUND, INC.
Common Stock
O2672T109
2,577
315,157
Sole
N/A
Sole
BANCROFT CONVERTIBLE FUND, INC.
Common Stock
O59695106
599
34,297
Sole
N/A
Sole
BLACKROCK CORE BOND TRUST
Common Stock
O9249E101
2,925
204,860
Sole
N/A
Sole
BLACKROCK INCOME OPPORTUNITY TRUST
Common Stock
O92475102
13,250
1,169,526
Sole
N/A
Sole
CASTLE CONVERTIBLE FUND - FIDELITY RES
Common Stock
148443104
301
13,600
Sole
N/A
Sole
EVERGREEN UTIL & HIGH INCOME
Common Stock
30034Q109
345
16,000
Sole
N/A
Sole
FRANKLIN MULTI-INCOME TRUST
Common Stock
354021107
555
59,250
Sole
N/A
Sole
FT DEARBORN INCOME SEC
Common Stock
347200107
3,534
234,975
Sole
N/A
Sole
ISHARES GS$ INVESTOP CORP. BD
Common Stock
464287242
10,382
92,622
Sole
N/A
Sole
ISAHRES LEHMAN 20+ YEAR TREASURY BOND
Common Stock
464287432
383
3,969
Sole
N/A
Sole
ISHARES LEHMAN US TSY INFLA PROTECTED SEC
Common Stock
464287176
26,858
250,478
Sole
N/A
Sole
JOHN HANCOCK PFD INCOME FD
Common Stock
41013X106
44
1,900
Sole
N/A
Sole
MFS CHARTER INCOME TRUST
Common Stock
552727109
8,045
912,208
Sole
N/A
Sole
MFS GOVERNMENT MARKETS INCOME TRUST
Common Stock
552939100
23,776
3,564,652
Sole
N/A
Sole
MFS INTERMEDIATE INCOME
Common Stock
55273C107
10,922
1,672,715
Sole
N/A
Sole
MFS MULTI MARKET INCOME FUND
Common Stock
552737108
5,824
917,300
Sole
N/A
Sole
MONTGOMERY STREET INCOME SECURITIES
Common Stock
614115103
298
16,450
Sole
N/A
Sole
MORGAN STANLEY DEAN WITTER GOVT INCOME TR
Common Stock
61745P106
12,049
1,340,315
Sole
N/A
Sole
MORGAN STANLEY INCOME SEC INC
Common Stock
61745P874
3,940
247,195
Sole
N/A
Sole
NEUBERGER BERMAN DIV ADVGE FUND-FIDELITY
Common Stock
64127J102
297
14,800
Sole
N/A
Sole
NEUBERGER BERMAN INCOME OPP FD
Common Stock
64126L108
336
22,900
Sole
N/A
Sole
NUVEEN PREFERRED & CONVERTIBLE INC FD 2
Common Stock
67073D102
238
18,300
Sole
N/A
Sole
OPPENHEIMER MULTI-SECTOR INCOME TRUST
Common Stock
683933105
17,794
1,867,260
Sole
N/A
Sole
PACIFIC AMERICAN INCOME SHARES, INC.
Common Stock
693796104
401
26,742
Sole
N/A
Sole
PIONEER INTEREST SHARES, INC.
Common Stock
723703104
2,437
212,885
Sole
N/A
Sole
SALOMON BROTHERS CAP & INC
Common Stock
795500107
333
19,660
Sole
N/A
Sole
SALOMON BROTHERS INFL MGMT
Common Stock
79550V109
1,729
96,800
Sole
N/A
Sole
SCUDDER INTERMEDIATE GOVERNMENT TRUST
Common Stock
811163104
15,883
2,172,905
Sole
N/A
Sole
TCW CONVERTIBLE SECURITIES FUND
Common Stock
872340104
2,659
530,750
Sole
N/A
Sole
VAN KAMPEN BOND FUND
Common Stock
920955101
6,525
365,795
Sole
N/A
Sole
WESTERN ASSET CLAY US TREAS INFL PROT 2
Common Stock
95766R104
4,245
335,060
Sole
N/A
Sole
ZWEIG TOTAL RETURN FUND INC.
Common Stock
989837109
3,079
600,329
Sole
N/A
Sole
ALLIANCE WORLD DOLLAR GOVT FUND II
Common Stock
O1879R106
1,925
155,040
Sole
N/A
Sole
EVERGREEN MANAGED INCOME FUND
Common Stock
30024Y104
5,019
287,457
Sole
N/A
Sole
PUTNAM HIGH INCOME BOND FUND
Common Stock
746779107
211
27,170
Sole
N/A
Sole
PUTNAM PREMIER INCOME TRUST
Common Stock
746853100
1,340
207,456
Sole
N/A
Sole
VAN KAMPEN INCOME TRUST
Common Stock
920957107
3,740
646,105
Sole
N/A
Sole
ADAMS EXPRESS COMPANY
Common Stock
OO6212104
7,101
551,766
Sole
N/A
Sole
AIM SELECT REAL ESTATE INCOME FUND
Common Stock
OO888R107
491
28,885
Sole
N/A
Sole
BOULDER GROWTH & INCOME FUND INC.
Common Stock
101507101
437
66,430
Sole
N/A
Sole
CAPITAL AND INC STRAT FD INC.
Common Stock
13971Y103
791
45,035
Sole
N/A
Sole
CENTRAL SECURITIES CORP
Common Stock
155123102
1,004
41,510
Sole
N/A
Sole
COHEN & STEERS REIT & UTILITY INCOME FUND
Common Stock
19247Y108
1,279
66,190
Sole
N/A
Sole
COHEN & STEERS SEL UTILITY
Common Stock
19248A109
1,922
89,725
Sole
N/A
Sole
DEFINED STRATEGY FUND, INC.
Common Stock
24476Y100
1,629
96,610
Sole
N/A
Sole
DREMAN / CLAYMORE DIVIDEND & INCOME
Common Stock
26153R100
567
29,915
Sole
N/A
Sole
EATON VANCE TAX ADV GL DVD O
Common Stock
27828U106
241
11,445
Sole
N/A
Sole
EQUUS II INC
Common Stock
294766100
4,246
514,738
Sole
N/A
Sole
FIRST TRUST VALUE LINE DIVIDEND FUND
Common Stock
33735A100
4,732
322,139
Sole
N/A
Sole
FIRST TRUST/VALUE LINE & IBB EQ ALLOC
Common Stock
33735H105
1,202
60,101
Sole
N/A
Sole
GABELLI DIVIDEND & INCOME TRUST
Common Stock
36242H104
1,141
61,420
Sole
N/A
Sole
GABELLI GLOBAL MULTIMEDIA TRUST
Common Stock
36239Q109
3,485
345,123
Sole
N/A
Sole
GENERAL AMERICAN INVESTORS
Common Stock
368802104
7,427
232,110
Sole
N/A
Sole
ISHARES RUSSELL 2000 INDEX FUND
Common Stock
464287655
7,149
112,239
Sole
N/A
Sole
ISHARES S&P MIDCAP 400/BARRA VALUE INDEX
Common Stock
464287705
204
3,060
Sole
N/A
Sole
ISHARES S&P SMALLCAP 600/BARRA VALUE INDEX
Common Stock
464287879
205
3,330
Sole
N/A
Sole
JOHN HANCOCK BANK & THRIFT FUN
Common Stock
409735107
5,280
537,680
Sole
N/A
Sole
JOHN HANCOCK FINANCIAL
Common Stock
41014X105
287
17,884
Sole
N/A
Sole
JOHN HANCOCK T/A DVD INCOME
Common Stock
41013V100
834
45,880
Sole
N/A
Sole
MACQUARIE/FT GL INT/UT DV IN
Common Stock
55607W100
515
24,305
Sole
N/A
Sole
NEUBERGER BERMAN REAL ESTATE INCOME FUND
Common Stock
64126D106
893
41,570
Sole
N/A
Sole
REAL ESTATE INCOME FUND, INC.
Common Stock
755881109
220
11,975
Sole
N/A
Sole
RYDEX S&P EQUAL WEIGHT ETF
Common Stock
78355W106
7,358
47,214
Sole
N/A
Sole
S&P 500 DEPOSITARY RECEIPT
Common Stock
78462F103
549
4,612
Sole
N/A
Sole
S & P MID-CAP 400 DEPOSITARY RECEIPTS
Common Stock
595635103
3,928
31,364
Sole
N/A
Sole
S&P QUAL RANK GL EQ MGD TRST
Common Stock
783834104
650
46,279
Sole
N/A
Sole
SALOMON BROTHERS FUND INC
Common Stock
795477108
19,214
1,478,013
Sole
N/A
Sole
SCUDDER GLBL COMMODITIES STK
Common Stock
81114Y108
2,581
183,880
Sole
N/A
Sole
SCUDDER RREEF REAL ESTATE FUND
Common Stock
81119Q100
2,402
109,575
Sole
N/A
Sole
SCUDDER RREEF REAL ESTATE FUND II
Common Stock
81119R108
679
40,470
Sole
N/A
Sole
TRI-CONTINENTAL CORPORATION
Common Stock
895436103
25,492
1,431,367
Sole
N/A
Sole
ZWEIG FUND
Common Stock
989834106
6,900
1,289,890
Sole
N/A
Sole
ASA BERMUDA LTD.
Common Stock
G3156P103
625
16,110
Sole
N/A
Sole
ASIA PACIFIC FUND, INC.
Common Stock
O44901106
437
28,710
Sole
N/A
Sole
ASIA TIGERS FUND INC
Common Stock
04516T105
946
78,710
Sole
N/A
Sole
EMERGING MARKETS TELECOMUNICATIONS FUND
Common Stock
290890102
2,628
263,664
Sole
N/A
Sole
EUROPE FUND, INC
Common Stock
29874M103
5,185
491,041
Sole
N/A
Sole
GREATER CHINA FUND
Common Stock
39167B102
209
12,870
Sole
N/A
Sole
ISHARES MSCI AUSTRALIA
Common Stock
464286103
1,969
111,380
Sole
N/A
Sole
ISHARES MSCI EAFE INDEX FUND
Common Stock
464287465
228
4,356
Sole
N/A
Sole
ISHARES MSCI EMERGING MARKETS INDEX
Common Stock
464287234
3,266
45,624
Sole
N/A
Sole
ISHARES MSCI EMU INDEX FUND
Common Stock
464286608
324
4,555
Sole
N/A
Sole
ISHARES MSCI FRANCE
Common Stock
464286707
4,535
188,655
Sole
N/A
Sole
ISHARES MSCI JAPAN INDEX FUND
Common Stock
464286848
11,627
1,146,674
Sole
N/A
Sole
ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND
Common Stock
464286665
441
4,695
Sole
N/A
Sole
ISHARES MSCI SOUTH KOREA IND
Common Stock
464286772
509
15,930
Sole
N/A
Sole
ISHARES MSCI TAIWAN INDEX FD
Common Stock
464286731
453
37,460
Sole
N/A
Sole
ISHARES MSCI UNITED KINGDOM
Common Stock
464286699
21,323
1,186,629
Sole
N/A
Sole
JAPAN SMALLER CAPITALIZATION
Common Stock
47109U104
312
28,890
Sole
N/A
Sole
KOREA EQUITY FUND, INC.
Common Stock
50063B104
219
30,990
Sole
N/A
Sole
LATIN AMERICA EQUITY FUND
Common Stock
51827Q106
3,593
153,681
Sole
N/A
Sole
LAZARD GLOBAL TOT RT & INC
Common Stock
52106W103
888
48,037
Sole
N/A
Sole
MEXICO FUND
Common Stock
592835102
241
10,072
Sole
N/A
Sole
MORGAN STANLEY ASIA-PACIFIC FUND
Common Stock
61744U106
8,005
610,199
Sole
N/A
Sole
MORGAN STANLEY EAST EUROPE
Common Stock
616988101
274
9,825
Sole
N/A
Sole
NEW GERMANY FUND
Common Stock
644465106
13,880
1,489,290
Sole
N/A
Sole
NEW IRELAND FUND, INC.
Common Stock
645673104
3,361
155,265
Sole
N/A
Sole
SCUDDER NEW ASIA FUND
Common Stock
811183102
2,948
184,049
Sole
N/A
Sole
SINGAPORE FUND
Common Stock
82929L109
1,248
140,945
Sole
N/A
Sole
SWISS HELVETIA FUND
Common Stock
870875101
5,242
382,398
Sole
N/A
Sole
TEMPLETON DRAGON FUND, INC.
Common Stock
88018T101
1,120
61,993
Sole
N/A
Sole
THE GERMANY FUND INC.
Common Stock
374143105
1,866
238,670
Sole
N/A
Sole
ISHARES FTSE/XINHUA CHINA 25
Common Stock
464287184
1,256
22,000
Sole
N/A
Sole
ISHARES GOLDMAN SACHS NAT RE
Common Stock
464287374
1,388
18,300
Sole
N/A
Sole
ISHARES S&P GLOBAL ENERGY SECTOR INDEX FD
Common Stock
464287341
1,081
12,500
Sole
N/A
Sole
PETROLEUM & RESOURCES CORPORATION
Common Stock
716549100
347
11,600
Sole
N/A
Sole
SCUDDER GLBL COMMODITIES STK
Common Stock
81114Y108
1,214
86,500
Sole
N/A
Sole



624,331
51,174.00